Loans and Allowance for Loan and Lease Losses - Nonaccrual and Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Age analysis of past due loans by class [Abstract]
Total Past Due	$ 3,362	$ 4,978
Current	1,237,795	1,006,739
Total Loans	1,241,157	1,011,717
Loans 90 Days and Accruing	0	0
30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	143	92
60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	154	352
Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	3,065	4,534
Commercial
Age analysis of past due loans by class [Abstract]
Total Past Due	14	17
Current	34,626	38,955
Total Loans	34,640	38,972
Loans 90 Days and Accruing	0	0
Commercial | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	14	17
Real Estate | Real Estate Construction
Age analysis of past due loans by class [Abstract]
Total Loans	139,877	95,625
Real Estate | Real Estate Construction | Construction
Age analysis of past due loans by class [Abstract]
Total Past Due	1,365	1,392
Current	138,512	94,233
Total Loans	139,877	95,625
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Construction | Construction | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Construction | Construction | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Construction | Construction | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	1,365	1,392
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied
Age analysis of past due loans by class [Abstract]
Total Past Due	0	155
Current	135,617	126,095
Total Loans	135,617	126,250
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	0	155
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied
Age analysis of past due loans by class [Abstract]
Total Past Due	0	597
Current	321,580	269,875
Total Loans	321,580	270,472
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	0	597
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family
Age analysis of past due loans by class [Abstract]
Total Past Due	1,921	2,644
Current	543,470	413,673
Total Loans	545,391	416,317
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	81	0
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	154	352
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	1,686	2,292
Real Estate | Real Estate Mortgage | Residential – Multifamily
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Current	49,628	47,832
Total Loans	49,628	47,832
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Mortgage | Residential – Multifamily | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Residential – Multifamily | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Residential – Multifamily | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Consumer
Age analysis of past due loans by class [Abstract]
Total Past Due	62	173
Current	14,362	16,076
Total Loans	14,424	16,249
Loans 90 Days and Accruing	0	0
Consumer | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	62	92
Consumer | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Consumer | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	$ 0	$ 81